INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2013
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS

15. INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS

        The Company's revenues consist of the following:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	14,590	20,610	27,584	842.8
Yandex ad network websites	2,922	4,898	7,885	240.9

Total text-based advertising	17,512	25,508	35,469	1,083.7
Display advertising	2,096	2,592	3,379	103.3

Total advertising revenue	19,608	28,100	38,848	1,187.0
Online payment commissions	383	552	394	12.0
Other revenues	42	115	260	7.9

Total revenues	20,033	28,767	39,502	1,206.9

(1)
The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        Revenues by geography are based on the billing address of the advertiser. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2011	2012	2013	2013
	RUR	RUR	RUR	$
Revenues:
Russia	19,352	27,300	36,814	1,124.8
Rest of the world	681	1,467	2,688	82.1

Total revenues	20,033	28,767	39,502	1,206.9

Long-lived assets, net:
Russia	6,963	8,447	11,998	366.6
US	1,413	1,043	841	25.7
Rest of the world	395	408	1,627	49.7

Total long-lived assets, net	8,771	9,898	14,466	442.0